Note 8 - Financial Income, Net - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Interest income		€ 8	€ 6
Interest expense		(26)	(18)
Warrants exercised or forfeited			625
Changes in fair value of the warrants (1)	[1]	545	795
Total		€ 528	€ 1,408

[1]	For more details on the fair value of Financial Instruments, please refer to Notes 6.